UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if an Amendment [ ];  Amendment Number: _________
        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     J.H. Whitney Investment Management, LLC
Address:  375 Park Avenue, Suite 1307
          New York, New York  10152

Form 13F File Number: 028-12714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:   John M.B. O'Connor, CEO
Phone:  (212) 835-1950

Signature, Place, and Date of Signing:

/s/ John M.B. O'Connor      New York, New York         May 9, 2008
-----------------------------------------------------------------------
  [Signature]                 [City, State]              [Date]

REPORT TYPE (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:  Two (2)

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $81,104 (in thousands)

LIST OF OTHER INCLUDED MANAGERS:

---------------------------------------------------------------
|NO.|FORM 13F FILE NO.|                 NAME                  |
---------------------------------------------------------------
| 1 | 028-12717       |Whitney Green River Management Co., LLC|
---------------------------------------------------------------
| 2 | 028-12716       |Whitney Green River GP, LLC            |
---------------------------------------------------------------

                                               FORM 13F INFORMATION TABLE

                                                        Value    SH/Prn       SH/ Put/ Investmnt  Other     Voting Authority
Name of Issuer                 Title of Class Cusip     (x1000)  Amount       PRN Call Discretion Mgrs      Sole     Shared None
ALLIED HEALTHCARE INTL INC     COM            01923A109   3,810    2,381,275  SH       DEFINED    1,2     2,381,275       0    0
AMERICAN ORIENTAL  BIOENGINEER COM            028731107   6,926      855,000  SH       DEFINED    1,2       855,000       0    0
ARENA RES INC                  COM            040049108     774       20,000  SH       DEFINED    1,2        20,000       0    0
ARGAN INC                      COM            04010E109   2,074      151,088  SH       DEFINED    1,2       151,088       0    0
ARRIS GROUP INC                COM            04269Q100   2,765      475,000  SH       DEFINED    1,2       475,000       0    0
CAMBREX CORP                   COM            132011107   1,823      263,000  SH       DEFINED    1,2       263,000       0    0
CELANESE CORP                  COM SER A      150870103   3,897       99,790  SH       DEFINED    1,2        99,790       0    0
CENTENE CORP DEL               COM            15135B101   1,622      116,350  SH       DEFINED    1,2       116,350       0    0
CERADYNE INC                   COM            156710105   1,438       45,000  SH       DEFINED    1,2        45,000       0    0
DOLLAR FINANCIAL CORP          COM            256664103   5,757      250,302  SH       DEFINED    1,2       250,302       0    0
DOMINOS PIZZA                  COM            25754A201   4,287      317,800  SH       DEFINED    1,2       317,800       0    0
ENBRIDGE ENERGY PARTNERS L P   COM            29250R106     927       19,500  SH       DEFINED    1,2        19,500       0    0
FLOTEK INDS INC DEL            COM            343389102     438       30,000  SH       DEFINED    1,2        30,000       0    0
INVENTIV HEALTH INC            COM            46122E105   3,761      130,550  SH       DEFINED    1,2       130,550       0    0
INVERNESS MED INNOVATIONS INC  COM            46126P106   3,115      103,500  SH       DEFINED    1,2       103,500       0    0
INVESTOOLS INC                 COM            46145P103   8,616      784,002  SH       DEFINED    1,2       784,002       0    0
K SEA TRANSN PARTNERS LP       COM            48268Y101     424       12,000  SH       DEFINED    1,2        12,000       0    0
NMT MED INC                    COM            629294109   1,713      440,339  SH       DEFINED    1,2       440,339       0    0
NUSTAR ENERGY LP               UNIT COM       67058H102   1,079       22,280  SH       DEFINED    1,2        22,280       0    0
PARK-OHIO HLDGS CORP           COM            700666100     880       56,027  SH       DEFINED    1,2        56,027       0    0
POMEROY IT SOLUTIONS INC       COM            731822102   2,976      538,091  SH       DEFINED    1,2       538,091       0    0
RSC HOLDINGS INC               COM            74972L102   2,187      200,600  SH       DEFINED    1,2       200,600       0    0
STAGE STORES INC               COM            85254C305   1,620      100,000  SH       DEFINED    1,2       100,000       0    0
SUBURBAN PROPANE PARTNERS L P  UNIT LTD PARTN 864482104     937       24,141  SH       DEFINED    1,2        24,141       0    0
SUNOPTA INC                    COM            8676EP108   3,513      688,900  SH       DEFINED    1,2       688,900       0    0
TENNECO INC                    COM            880349105   6,490      232,293  SH       DEFINED    1,2       232,293       0    0
TEPPCO PARTNERS L P            UT LTD PARTN   872384102   1,304       37,802  SH       DEFINED    1,2        37,802       0    0
VERIFONE HLDGS INC             COM            92342Y109   5,951      375,000  SH       DEFINED    1,2       375,000       0    0